Debt (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Total Debt		$ 1,380,270	$ 1,183,959
Less short-term portion		1,276,358	1,144,375
Long-term portion	151,098	103,912	39,584
10% Promissory Note Maturing In September 2003
Short-term Debt [Line Items]
Total Debt		0	25,000
8% Convertable Promissory Note Maturing In May 2004
Short-term Debt [Line Items]
Total Debt		30,000	30,000
12% One demand loans
Short-term Debt [Line Items]
Total Debt		10,000	15,000
10% Promisssory Note Maturing In June 2006
Short-term Debt [Line Items]
Total Debt		0	25,000
10% Promisssory Note Maturing In November 30, 2006 and January 31, 2007
Short-term Debt [Line Items]
Total Debt		48,000	48,000
10% Promisssory Note Maturing In January 2007
Short-term Debt [Line Items]
Total Debt		44,000	44,000
10% Promisssory Note Maturing In March 2007
Short-term Debt [Line Items]
Total Debt		75,000	75,000
10% Promisssory Note Maturing In September 30, 2007
Short-term Debt [Line Items]
Total Debt		25,000	25,000
10% Promisssory Note due on July 31, 2008
Short-term Debt [Line Items]
Total Debt		400,000	400,000
2% Promissory Note Issued In November
Short-term Debt [Line Items]
Total Debt		85,726	152,747
10% Promisssory Note Maturing In September 2013
Short-term Debt [Line Items]
Total Debt		0	25,000
24% Promissory Note Maturing In June and July 2012
Short-term Debt [Line Items]
Total Debt		0	100,000
24% Promisssory Note Issued In November 2012
Short-term Debt [Line Items]
Total Debt		0	100,022
24% Promisssory Note Issued In December 2012
Short-term Debt [Line Items]
Total Debt		0	50,000
10% Senior Secured Convertible Notes In September 2011
Short-term Debt [Line Items]
Total Debt		29,606	29,606
10% Promissory notes Issued In March and April 2012
Short-term Debt [Line Items]
Total Debt		74,306	39,584
15% Promissory Note Issued In March 2013
Short-term Debt [Line Items]
Total Debt		97,924	0
15% Promissory Note Issued In April, May and June 2013
Short-term Debt [Line Items]
Total Debt		191,551	0
15% Promissory Notes Issuance One In May 2013
Short-term Debt [Line Items]
Total Debt		96,012	0
15% Promissory Note Issuance Two In May 2013
Short-term Debt [Line Items]
Total Debt		95,948	0
10% Promissory Notes Re Issuance In August 2013
Short-term Debt [Line Items]
Total Debt		53,000	0
15% Promissory Notes Issuance In August 2013
Short-term Debt [Line Items]
Total Debt		$ 24,197	$ 0